EQUITY	12 Months Ended
Jun. 30, 2022
EQUITY
EQUITY

15 – EQUITY

Ordinary Shares

The Company’s authorized share capital is 500,000,000 shares of a nominal or par value of US$0.0001. The authorized share capital is comprised of (i) 458,694,920 share are designated as ordinary Shares of a par value of US$0.0001 each, (ii) 9,880,984 are designated as series A preferred shares (including the series Seed preferred shares) of a par value of US$0.0001 each, (iii) 12,532,172 are designated as series A+ (including A-1/A-2/A-3) preferred shares of a par value of US$0.0001 each, (iv) 11,047,269 are designated as series B preferred shares of a par value of US$0.0001 each, (v) 5,424,746 are designated as series B+ preferred shares of a par value of US$0.0001 each, (vi) 2,419,909 are designated as series C preferred shares of a par value of US$0.0001 each.

On April 21, 2021, the Company issued 38,417,461 shares of ordinary shares, at par value of $0.0001, to all existing shareholders on a pro rata basis. No cash or other consideration was paid for the issuance of 38,417,461 ordinary shares. All the existing shareholders and directors of the Company considered this stock issuance was part of the Company’s reorganization to result in 38,417,461 ordinary shares issued and outstanding prior to completion of this offering and similar to stock split. The Company has retroactively restated all shares and per share data for all periods presented.

In January 2021, the Company issued a total of 4,024,415 ordinary shares for acquisition of non-controlling interests, of which 366,170 ordinary shares was for the exchange of the 30% of equity interest in Baijia Cloud Technology and 3,658,245 of ordinary shares was for the exchange of the 49% of equity interest in Baijiayun Information Technology, respectively.

In October 2020, the Company issued 1,627,424 ordinary shares to Nanjing Shilian Technology Co., Ltd who is the general partner of the Company’s employee share-based payment platform.

As a result, the Company had 458,694,920 authorized ordinary shares, par value of US$0.0001, of which 44,069,300 were issued and outstanding as of June 30, 2022 and 2021.

Restricted Net Assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries only out of their respective retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the subsidiaries. The Company’s PRC subsidiaries, VIE and VIE’s subsidiaries are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

As of June 30, 2022 and 2021, the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries set aside statutory reserves amounted to $919,407 and $17,758, respectively. The Company has not allocated any of its after-tax profits to the staff welfare and bonus funds for any period presented.

As of June 30, 2022 and 2021, the Company had net assets restricted in the aggregate, which include paid-in capital and statutory reserve of the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries that are included in the Company’s consolidated net assets, of $49,756,268 and $47,196,030, respectively.